Disposal of Subsidiaries	12 Months Ended
May 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Disposal of Subsidiaries
4.	DISPOSAL OF SUBSIDIARIES

Disposal of Boost Caring

In March 2014, the Group sold its 100% equity interest in Beijing Boost Caring Education &Consulting Co., Ltd (“Boost Caring”) to Beijing MaxEn International Education Consulting Co., Ltd (“MaxEn”) which is a 65% owned joint venture of the Group, for a cash consideration of US$1,560 which was collected in August 2015. As of the disposal date, Boost Caring had accumulated deficit resulting in the Group deriving a gain from the deconsolidation. The disposal gain recognized by the Group was US$3,254 and was recorded in the consolidated statements of operations for the year ended May 31, 2014.

Disposal of North Star

In May 2014, the Group sold 100% equity interest in Beijing New Oriental North Star Training School (“North Star”) to MaxEn, for a cash consideration of US$364. As of the disposal date, North Star had accumulated deficit resulting in the Group deriving a gain from the deconsolidation. The disposal gain recognized by the Group was US$367 and was recorded in the consolidated statements of operations for the year ended May 31, 2014. As of May 31, 2016, the Group has not received the consideration and recorded the balance in amount due from related parties.

The Group considered these transactions as related parties’ transaction and disclosed the transactions in Note 17. After the disposals, the Group retained indirect significant influence in Boost Caring and North Star through MaxEn.

Disposal of Dianshijingwei

In April 2016, the Group sold 51% equity interest in Beijing Dianshijingwei Technololy Co., Ltd (“Dianshijingwei”) to some of Dianshijingwei’s management for a cash consideration of US$2,325, of which US$1,520 was collected as of May 31, 2016. As of the disposal date, Dianshijingwei had accumulated deficit resulting in the Group deriving a gain from the deconsolidation. The disposal gain recognized by the Group was US$3,760 and was recorded in the consolidated statements of operations for the year ended May 31, 2016. Subsequent to this disposal, the Group accounted for its 49% investment in Dianshijingwei as an equity method investment because the Group retained the ability to exercise significant influence. The disposal of Dianshijingwei did not represent a strategic shift and did not have a major effect on the Group’s operation.

The disposal gains from these transactions were presented as continuing operation.